Accounting for Transmission Line Projects Entered into by the Group - Additional Information (Detail) ₨ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨) Project	Mar. 31, 2025 USD ($) Project	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables		₨ 24,268		₨ 21,856	₨ 30,687	$ 284
BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Change in regulations and Property, plant and equipment	₨ 10,583	₨ 0	$ 0	10,678
Transmission Services Agreements (TSA)
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years
Asset's useful life		50 years	50 years
Fixed annual levelized tariff period		35 years	35 years
Transmission Services Agreements (TSA) | BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables	95
Number of projects | Project		2	2
Construction, operating and maintenance revenues		₨ 0		0
Change in regulations and Property, plant and equipment	₨ 10,583
Recognition of construction revenue		9,987			7,478
Revenue recognised on contract assets		691			152
Profit		₨ 386			₨ 289
Transmission Services Agreements (TSA) | BOOT Model
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years
Remaining construction transaction price		₨ 873		661
Operation and maintenance services		₨ 632		₨ 632